Other Equity Instruments - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 03, 2015 USD ($)
Issuance of capital securities | ¥	¥ 28,265			¥ 28,265
Core tier 2 capital securities [member]
Issuance of capital securities					$ 1,280,000,000
Securities issued denomination amount					200,000
Securities issued integral multiples					$ 1,000
Proceeds raised from issuance of capital securities		¥ 7,791	$ 1,274,000,000
Term of issued capital securities	60 years
Initial distribution rate	4.00%
Initial interest-bearing period	5 years
US treasury yield plus a margin rate	2.294%